Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 4,882	$ 5,384	$ 4,235	$ 5,163
Restricted cash	934	927
Trade receivables	742	580
Financing receivables	19,116	19,001	20,126
Inventories, net	6,672	5,690
Property, plant and equipment, net	6,451	6,481
Investments in unconsolidated subsidiaries and affiliates	478	527
Equipment under operating leases	1,892	1,835
Goodwill	2,458	2,447
Other intangible assets, net	792	810
Deferred tax assets	1,024	1,250
Derivative assets	142	211
Other assets	1,817	1,534
TOTAL ASSETS	47,400	46,677
LIABILITIES AND EQUITY
Debt	26,308	26,301
Trade payables	5,761	5,342
Deferred tax liabilities	68	334
Pension, postretirement and other postemployment benefits	2,235	2,282
Derivative liabilities	238	69
Other liabilities	8,342	7,488
Total Liabilities	42,952	41,816
Equity	4,428	4,843	4,838	4,961
Redeemable noncontrolling interest	20	18
TOTAL LIABILITIES AND EQUITY	47,400	46,677
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,330	4,551	3,109	4,122
Restricted cash		15
Trade receivables	709	555
Financing receivables	1,801	2,162
Inventories, net	6,478	5,513
Property, plant and equipment, net	6,449	6,479
Investments in unconsolidated subsidiaries and affiliates	2,928	2,846
Equipment under operating leases	12	10
Goodwill	2,304	2,295
Other intangible assets, net	776	793
Deferred tax assets	1,127	1,087
Derivative assets	142	205
Other assets	1,611	1,271
TOTAL ASSETS	28,667	27,782
LIABILITIES AND EQUITY
Debt	8,243	8,260
Trade payables	5,643	5,176
Deferred tax liabilities	68	60
Pension, postretirement and other postemployment benefits	2,207	2,263
Derivative liabilities	232	62
Other liabilities	7,826	7,100
Total Liabilities	24,219	22,921
Equity	4,428	4,843
Redeemable noncontrolling interest	20	18
TOTAL LIABILITIES AND EQUITY	28,667	27,782
Financial services [Member]
ASSETS
Cash and cash equivalents	552	833	$ 1,126	$ 1,041
Restricted cash	934	912
Trade receivables	55	52
Financing receivables	19,780	19,974
Inventories, net	194	177
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	150	136
Equipment under operating leases	1,880	1,825
Goodwill	154	152
Other intangible assets, net	16	17
Deferred tax assets	182	163
Derivative assets	6	6
Other assets	391	490
TOTAL ASSETS	24,296	24,739
LIABILITIES AND EQUITY
Debt	20,530	21,176
Trade payables	144	197
Deferred tax liabilities	285	274
Pension, postretirement and other postemployment benefits	28	19
Derivative liabilities	12	7
Other liabilities	696	611
Total Liabilities	21,695	22,284
Equity	2,601	2,455
TOTAL LIABILITIES AND EQUITY	$ 24,296	$ 24,739